As filed with the Securities and Exchange Commission on September 29, 2003
                                     Investment Company Act file number 811-4265

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Connecticut Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
          (Address of principal executive offices)           (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: 01/31

Date of reporting period: July 31, 2003

Item 1: Report to Stockholders
--------------------------------------------------------------------------------

CONNECTICUT
DAILY TAX FREE                            600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                  (212)830-5200

================================================================================

Dear Shareholder:

We are pleased to present the semi-annual report of Connecticut Daily Tax Free Income Fund, Inc. for the period February 1, 2003 through July 31, 2003.

The Fund had net assets of $145,068,552 and 462 active shareholders as of July 31, 2003.

Thank you for your support and we look forward to continuing to serve your cash management needs.

Sincerely,

\s\Steven W. Duff
Steven W. Duff
President






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

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JULY 31, 2003
(UNAUDITED)

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date      Yield    (Note 1)     Moody's   & Poor's
   ------                                                                         ----      -----     ------      -------   --------
Put Bonds (b) (12.87%)
------------------------------------------------------------------------------------------------------------------------------------
$   810,000   Connecticut HEFA (Yale New Haven Hospital) - Series E
              Insured by FGIC                                                   06/01/04    1.15%  $    810,000   VMIG-1      A1+
  2,000,000   Connecticut State GO - Series 515                                 03/26/04    1.20      2,000,000   VMIG-1
  4,995,000   Connecticut State P-Floats PA 347                                 11/20/03    1.30      4,995,000               A1+
    120,000   Puerto Rico Industrial Medical & Environmental
              (Merck & Co. Project) - Series 1883A (c)                          12/01/03    1.75        120,000
  4,685,000   Puerto Rico Industrial Medical & Environmental
              (Merck & Co. Project) - Series 1883A (c)                          12/01/03    1.75      4,685,000
  2,695,000   Puerto Rico PFC (Commonwealth Appropriation)
              Insured by AMBAC Indemnity Corp.                                  06/24/04    1.00      2,695,000               A1
  3,365,000   Puerto Rico PFC P-Floats PA 843
              Insured by FSA                                                    01/08/04    1.20      3,365,000               A1+
-----------                                                                                        ------------
 18,670,000   Total Put Bonds                                                                        18,670,000
-----------                                                                                        ------------

Tax Exempt Commercial Paper (4.82%)
----------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   State of Connecticut HEFA RB (Yale University)                    08/14/03    0.95%  $  5,000,000   VMIG-1      A1+
  2,000,000   State of Connecticut HEFA RB (Yale University)                    09/10/03    0.95      2,000,000   VMIG-1      A1+
-----------                                                                                        ------------
  7,000,000   Total Tax Exempt Commercial Paper                                                       7,000,000
-----------                                                                                        ------------

Tax Exempt General Obligation Notes & Bonds (30.92%)
----------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Berlin, CT BAN (c)                                                06/18/04    0.90%  $  3,002,601
  7,000,000   Commonwealth of Puerto Rico Public Improvement Bonds
              TOCS - Series 2001-1
              Insured by FSA                                                    05/26/04    0.95      7,000,000               A1+
  1,790,000   Connecticut State Municipal Electric
              (Energy Cooperative Power Supply System) (c)
              Insured by MBIA Insurance Corp.                                   01/01/04    1.10      1,826,449
  3,560,000   Connecticut State Resource Recovery Authority
              (American Refuel Co.) - Series A (c)
              Insured by MBIA Insurance Corp.                                   11/15/03    1.45      3,601,318
  1,000,000   Connecticut State Special Tax Obligation
              Transportation Infrastructure (c)                                 10/01/03    1.40      1,005,954
  4,500,000   Coventry, CT BAN                                                  12/11/03    1.05      4,507,264    MIG-1
  8,000,000   Fairfield, CT BAN                                                 08/01/03    1.55      8,000,000    MIG-1     SP-1+
  1,000,000   Guilford, CT GO Bond (c)                                          10/15/03    1.00      1,006,135






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
    Face                                                                           Maturity           Value                 Standard
   Amount                                                                            Date    Yield   (Note 1)     Moody's   & Poor's
   ------                                                                            ----    -----    ------      -------   --------
Tax Exempt General Obligation Notes & Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Hartford, CT BAN (c)                                                 07/15/04  0.90% $  3,002,819
  4,000,000   North Haven, CT BAN (c)                                              04/28/04  0.90     4,032,283
  1,000,000   Puerto Rico Commonwealth Infrastructure Financing Authority          06/16/04  1.00     1,000,000               A1+
  3,865,000   Shelton, CT BAN                                                      11/12/03  1.45     3,865,536    MIG-1
  3,000,000   Stamford, CT BAN                                                     11/03/03  1.00     3,005,716    MIG-1     SP-1+
-----------                                                                                        ------------
 44,715,000   Total Tax Exempt General Obligation Notes & Bonds                                      44,856,075
-----------                                                                                        ------------

Variable Rate Demand Instruments (d) (49.42%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000   Arden Hills, MN Housing & Health Care Facilities RB
              (Presbyterian Homes) - Series A
              LOC US Bank, N.A.                                                    09/01/29  0.95% $  2,500,000               A1
  5,110,000   Bridgeport, CT GO 2000A ROCS II - Series R
              Insured by FGIC                                                      07/15/16  0.85     5,110,000   VMIG-1
  1,500,000   California State Department of Water Resources RB
              (Power Supply) - Series B
              LOC BNP Paribas                                                      05/01/22  0.87     1,500,000   VMIG-1      A1+
  5,000,000   Commonwealth of Puerto Rico GDB
              Insured by MBIA Insurance Corp.                                      12/01/15  0.70     5,000,000   VMIG-1      A1+
  3,000,000   Connecticut Development Authority Airport Facility RB (Learjet Inc.)
              LOC Bank of America                                                  04/01/26  0.90     3,000,000               A1+
  2,400,000   Connecticut Development Authority Refunding Airport Hotel RB
              (Bradley Airport Hotel Project) - Series 1997A
              LOC KBC Bank                                                         03/01/17  0.85     2,400,000   VMIG-1
  1,000,000   Connecticut Development Authority Refunding Airport Hotel RB
              (Bradley Airport Hotel Project) - Series 1997B
              LOC Royal Bank of Canada                                             03/01/17  0.85     1,000,000   VMIG-1
  5,000,000   Connecticut Development Authority Solid Waste Disposal
              (PJ Rand / Whitney Project)
              LOC Bank of Montreal                                                 08/01/23  0.88     5,000,000   VMIG-1      A1+
  5,000,000   Connecticut HEFA RB (Kingswood-Oxford School Issue)
              LOC Allied Irish Bank                                                07/01/30  0.80     5,000,000   VMIG-1
  3,435,000   Connecticut Housing Authority - Series 1989D
              Guaranteed by Federal Home Loan Bank                                 11/15/24  0.98     3,435,000   VMIG-1      A1+
  1,790,000   Connecticut State Development Authority IDRB
              (Acucut Inc. Project) (c)
              LOC First Union National Bank                                        06/01/18  1.00     1,790,000






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JULY 31, 2003
(UNAUDITED)

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date      Yield    (Note 1)     Moody's   & Poor's
   ------                                                                         ----      -----     ------      -------   --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000   Connecticut State Development Authority IDRB
              (Gerber Scientific Incorporated)
              LOC Wachovia Bank & Trust Co., N.A.                               12/01/14    0.80%  $  2,500,000               A1+
  3,395,000   Connecticut State GO - Series A                                   02/15/21    0.93      3,395,000   VMIG-1      A1+
  1,600,000   Connecticut State HEFA RB (Edgehill) - Series C
              LOC KBC Bank                                                      07/01/27    0.82      1,600,000   VMIG-1
  5,015,000   Connecticut State HEFA RB Putters - Series 215Z                   07/01/30    0.91      5,015,000               A1+
  7,000,000   Connecticut State HEFA (Quinnipiac University)
              Insured by Radian Guaranty Inc.                                   07/01/31    0.85      7,000,000               A1+
  4,000,000   Connecticut State HFA (Housing Mortgage Finance Program B-3)
              Insured by AMBAC Indemnity Corp.                                  05/15/33    0.82      4,000,000   VMIG-1
  1,370,000   Connecticut State HFA (Merlots) - Series L                        11/15/28    0.95      1,370,000   VMIG-1
  1,335,000   Connecticut State HFA (Merlots) - Series P                        11/15/30    0.95      1,335,000   VMIG-1
  2,035,000   Connecticut State HFA ROCS - Series-R-91                          05/15/16    0.85      2,035,000   VMIG-1
  1,255,000   Hammond City, IN PCRB (Amoco Oil Co. Project) - Series 1994       02/01/22    0.90      1,255,000   VMIG-1      A1+
  1,400,000   Irvine, CA Improvement Bond Act 1915 Assessment District #87-8
              LOC KBC Bank                                                      09/02/24    0.85      1,400,000   VMIG-1      A1
    450,000   New Britain, CT GO - Series B (c)
              Insured by AMBAC Indemnity Corp.                                  04/01/20    0.80        450,000
  3,000,000   Puerto Rico Electric Power Authority - Series SGA 43
              Insured by MBIA Insurance Corp.                                   07/01/22    0.80      3,000,000               A1+
  1,600,000   State of Connecticut HEFA
              (Hospital of Saint Raphael Project) - Series K
              LOC KBC Bank                                                      07/01/22    0.81      1,600,000   VMIG-1
-----------                                                                                        ------------
 71,690,000   Total Variable Rate Demand Instruments                                                 71,690,000
-----------                                                                                        ------------
              Total Investments (98.03%) ($142,216,075+)                                            142,216,075
              Cash and other assets in excess of liabilities (1.97%)                                  2,852,477
                                                                                                   ------------
              Net Assets (100.00%)                                                                 $145,068,552
                                                                                                   ============
              Net asset value, offering and redemption price per share:
              Class A shares,             80,478,401 Shares Outstanding (Note 3)                   $       1.00
                                                                                                   ============
              Class B shares,             19,530,665 Shares Outstanding (Note 3)                   $       1.00
                                                                                                   ============
              J.P. Morgan Select shares,  45,077,796 Shares Outstanding (Note 3)                   $       1.00
                                                                                                   ============

              +    Aggregate cost for federal income tax purposes is identical.






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------






================================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who issues the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's Board of Directors have determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
     BAN    =   Bond Anticipation Note                               IDRB   =   Industrial Development Revenue Bond
     FGIC   =   Financial Guaranty Insurance Company                 LOC    =   Letter of Credit
     FSA    =   Financial Security Assurance                         PCRB   =   Pollution Control Revenue Bond
     GDB    =   Government Development Bond                          PFC    =   Public Finance Corporation
     GO     =   General Obligation                                   RB     =   Revenue Bond
     HEFA   =   Health and Education Facilities Authority            ROCS   =   Reset Option Certificates
     HFA    =   Housing Finance Authority                            TOCS   =   Tender Option Certificates





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JULY 31, 2003
(UNAUDITED)

================================================================================


INVESTMENT INCOME

Income:
  Interest.........................................................................     $      888,183
                                                                                         -------------
Expenses: (Note 2)
  Investment management fee........................................................            231,303
  Administration fee...............................................................            161,912
  Shareholder servicing fee (Class A shares).......................................             84,327
  Shareholder servicing fee (J.P. Morgan Select shares)............................             50,129
  Custodian expenses...............................................................             14,065
  Shareholder servicing and related shareholder expenses+..........................             43,800
  Legal, compliance and filing fees................................................             50,291
  Audit and accounting.............................................................             70,702
  Directors' fees and expenses.....................................................              4,689
  Other............................................................................              3,985
                                                                                         -------------
      Total expenses...............................................................            715,203
      Less: Expenses paid indirectly...............................................     (        1,427)
            Fees waived............................................................     (        6,914)
                                                                                         -------------
      Net expenses.................................................................            706,862
                                                                                         -------------
  Net investment income............................................................            181,321

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments............................................                -0-
                                                                                         -------------
Increase in net assets from operations.............................................     $      181,321
                                                                                         =============



+ Includes class specific transfer agency expenses of $16,873, $4,937, $10,031 for Class A, Class B, and J.P. Morgan Select shares, respectively.





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================



                                                                           Six Months
                                                                              Ended                    Year
                                                                          July 31, 2003                Ended
                                                                           (Unaudited)           January 31, 2003
                                                                            ---------            ----------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income........................................         $      181,321           $     1,045,314

   Net realized gain (loss) on investments......................                    -0-                     7,127
                                                                         --------------           ---------------

Increase in net assets from operations..........................                181,321                 1,052,441

Dividends to shareholders from net investment income:
   Class A shares...............................................         (       88,757)*         (       412,084)*
   Class B shares...............................................         (       38,746)*         (       233,252)*
   J.P. Morgan Select shares....................................         (       53,818)*         (       399,978)*
  Net realized gain on investments:
   Class A shares...............................................                    -0-           (         8,274)
   Class B shares...............................................                    -0-           (         3,615)
   J.P. Morgan Select shares....................................                    -0-           (         6,948)
Capital share transactions (Note 3):
   Class A shares...............................................                  4,840                 6,624,234
   Class B shares...............................................         (    8,061,314)          (     3,862,107)
   J.P. Morgan Select shares....................................         (   27,913,074)                4,158,115
                                                                          -------------            --------------
   Total (decrease) increase....................................         (   35,969,548)                6,908,532
Net assets:
   Beginning of period..........................................            181,038,100               174,129,568
                                                                          -------------            --------------
   End of period................................................         $  145,068,552           $   181,038,100
                                                                          =============            ==============



*    Designated as exempt-interest dividends for federal income tax purposes.








--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
1. Summary of Accounting Policies

Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund and has three of stock authorized, Class A, Class B and J.P. Morgan Select shares (formally Chase Vista Select shares). The Class A and J.P. Morgan Select shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects all share classes represent the same interest in the income and assets of the Fund. The Fund is a short-term, tax-exempt money market fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of ..30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A and J.P. Morgan Select shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect only to the Class A and J.P. Morgan Select shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the period ended July 31, 2003, the Distributor voluntarily waived shareholder servicing fees of $4,583 and $2,331 for Class A and J.P. Morgan Select shares, respectively.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $250 per meeting attended.

Included in the statement of operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $38,935 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund. Also included under the same caption are expense offsets of $1,427.

3. Capital Stock

At July 31, 2003, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $145,068,552. Transactions in capital stock, all at $1.00 per share, were as follows:


                                                  Six Months
Class A shares                                       Ended                              Year
--------------                                   July 31, 2003                          Ended
                                                  (Unaudited)                     January 31, 2003
                                                   ---------                      ----------------
Sold......................................           78,381,880                        160,604,600
Issued on reinvestment of dividends.......               79,959                            345,925
Redeemed..................................      (    78,456,999)                  (    154,326,291)
                                                 --------------                    ---------------
Net increase .............................                4,840                          6,624,234
                                                 ==============                    ===============


                                                  Six Months
Class B shares                                       Ended                              Year
--------------                                   July 31, 2003                          Ended
                                                  (Unaudited)                     January 31, 2003
                                                   ---------                      ----------------
Sold......................................           63,896,354                        205,077,580
Issued on reinvestment of dividends.......               40,846                            237,622
Redeemed..................................      (    71,998,514)                  (    209,177,309)
                                                 --------------                    ---------------
Net (decrease)............................      (     8,061,314)                  (      3,862,107)
                                                 ==============                    ===============





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

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
3.   Capital Stock (Continued)

                                                  Six Months
J.P.Morgan Select shares                             Ended                              Year
------------------------                         July 31, 2003                          Ended
                                                  (Unaudited)                     January 31, 2003
                                                   ---------                      ----------------
Sold......................................           18,268,414                         90,252,321
Issued on reinvestment of dividends.......               61,930                            418,799
Redeemed..................................      (    46,243,418)                  (     86,513,005)
                                                 --------------                    ---------------
Net (decrease) increase...................      (    27,913,074)                         4,158,115
                                                 ==============                    ===============




4. Tax Information

The tax character of distributions paid from realized gains during the year ended January 31, 2003, consisted of $7,127 ordinary income and $11,710 long term capital gains.

At January 31, 2003, the Fund had undistributed tax exempt income of $18,228 for income tax purposes included in dividends payable.

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of Connecticut and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 54% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
6. Financial Highlights


                                                     Six Months
Class A shares                                         Ended                       Year Ended January  31,
--------------                                     July 31, 2003   ----------------------------------------------------
                                                    (Unaudited)      2003       2002       2001       2000       1999
                                                    -----------    --------   --------   --------   --------   --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............      $  1.00      $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                      --------     --------   --------   --------   --------   --------
Income from investment operations:
     Net investment income......................         0.001        0.005      0.017      0.030      0.023      0.025
Less distributions:
     Dividends from net investment income.......      (  0.001)    (  0.005)  (  0.017)  (  0.030)  (  0.023)  (  0.025)
                                                       -------      -------    -------    -------    -------    -------
Net asset value, end of period..................      $  1.00      $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                      ========     ========   ========   ========   ========   ========
Total Return....................................         0.11%(a)     0.54%      1.73%      3.03%      2.31%      2.52%
Ratios/Supplemental Data
Net assets, end of period (000).................      $ 80,469     $ 80,465   $ 73,847   $100,790   $100,554   $182,227
Ratios to average net assets:
     Expenses (net of fees waived)(b)...........         0.94%(c)     0.91%      0.86%      0.86%      0.86%      0.88%
     Net investment income......................         0.21%(c)     0.53%      1.83%      2.98%      2.26%      2.48%
     Shareholder servicing fees waived..........         0.01%(c)     0.00%      0.00%      0.00%      0.00%      0.00%
     Expenses paid indirectly...................         0.00%(c)     0.00%      0.00%      0.00%      0.00%      0.00%



                                                     Six Months
Class B shares                                         Ended                       Year Ended January  31,
--------------                                     July 31, 2003   ----------------------------------------------------
                                                    (Unaudited)      2003       2002       2001       2000       1999
                                                    -----------    --------   --------   --------   --------   --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period............      $  1.00      $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                      --------     --------   --------   --------   --------   --------
Income from investment operations:
     Net investment income......................         0.002        0.007      0.020      0.032      0.025      0.027
Less distributions:
     Dividends from net investment income.......      (  0.002)    (  0.007)  (  0.020)  (  0.032)  (  0.025)  (  0.027)
                                                       -------      -------    -------    -------    -------    -------
Net asset value, end of period..................      $  1.00      $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                      ========     ========   ========   ========   ========   ========
Total Return....................................         0.20%(a)     0.75%      1.97%      3.25%      2.50%      2.72%
Ratios/Supplemental Data
Net assets, end of period (000).................      $ 19,528     $ 27,589   $ 31,453   $ 33,901   $ 10,628   $    389
Ratios to average net assets:
     Expenses(b)................................         0.76%(c)     0.70%      0.63%      0.65%      0.67%      0.69%
     Net investment income......................         0.39%(c)     0.75%      1.98%      3.12%      2.49%      2.50%
     Expenses paid indirectly...................         0.00%(c)     0.00%      0.00%      0.00%      0.00%      0.00%



(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
6.   Financial Highlights (Continued)


                                                 Six Months               Year Ended
J.P. Morgan Select shares                           Ended                 January 31,                    July 30, 1999
-------------------------                       July 31, 2003 ---------------------------------   (Commencement of Offering) to
                                                 (Unaudited)     2003        2002        2001          January 31, 2000
                                                 -----------  ---------   ---------    --------        ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..           $  1.00      $  1.00     $  1.00      $  1.00             $  1.00
                                                 --------     --------    --------     --------            --------
Income from investment operations:
   Net investment income..............              0.001        0.005       0.017        0.030               0.012
Less distributions:
   Dividends from net investment income          (  0.001)    (  0.005)   (  0.017)    (  0.030)           (  0.012)
                                                  -------      -------     -------      -------             -------
Net asset value, end of period........           $  1.00      $  1.00     $  1.00      $  1.00             $  1.00
                                                 =========    =========   =========    =========           =========
Total Return..........................              0.11%(a)     0.54%       1.73%        3.03%               1.23%(a)
Ratios/Supplemental Data
Net assets, end of period (000).......           $  45,072    $  72,984   $  68,830    $  64,067           $  40,983
Ratios to average net assets:
   Expenses (net of fees waived) (b)..              0.94%(c)     0.91%       0.86%        0.86%               0.86%(c)
   Net investment income..............              0.21%(c)     0.53%       1.83%        2.98%               2.26%(c)
   Shareholder servicing fees waived..              0.01%(c)     0.00%       0.00%        0.00%               0.00%(c)
   Expenses paid indirectly...........              0.00%(c)     0.00%       0.00%        0.00%               0.00%(c)



(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================




                                              Directors and Officers Information
                                                        July 31, 2003+
------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------
                         Position(s)    Term of Office  Principal Occupation(s) Number of Portfolios in    Other
  Name, Address1          Held with     and Length of        During Past             Fund Complex       Directorships
     and Age               Fund          Time Served           5 Years            Overseen by Director    held by
                                                                                       or Officer         Director

------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------
Disinterested Directors:
------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------
Dr. W. Giles Mellon,       Director         1985        Professor Emeritus of   Director/Trustee of          N/A
Age 72                                                  Business Administration ten other portfolios
                                                        in the Graduate School
                                                        of Management, Rutgers
                                                        University with which
                                                        he has been associated
                                                        with since 1966.
------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------
Robert Straniere, Esq.,    Director         1985        Owner, Straniere Law    Director/Trustee of        WPG Funds
Age 62                                                  Firm since 1980, NYS    ten other portfolios       Group
                                                        Assemblyman since 1981
                                                        and counsel at Fisher,
                                                        Fisher & Berger since
                                                        1995.
------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------
Dr. Yung Wong,             Director         1985        Managing Director of    Director/Trustee of          N/A
Age 64                                                  Abacus Associates, an   ten other portfolios
                                                        investment firm, since
                                                        1996.
------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------


+ The Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.










-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

===============================================================================



                                              Directors and Officers Information
                                                  July 31, 2003+ (continued)
------------------------ -------------- --------------- ----------------------- ----------------------- ---------------
                          Position(s)   Term of Office  Principal Occupation(s) Number of Portfolios in      Other
  Name, Address1           Held with    and Length of        During Past             Fund Complex        Directorships
     and Age                 Fund        Time Served           5 Years            Overseen by Director      held by
                                                                                       or Officer           Director

------------------------ -------------- --------------- ----------------------- ----------------------- ---------------
Interested Directors/Officers:
------------------------ -------------- --------------- ----------------------- ----------------------- ---------------
Steven W. Duff,          President and       1994       Manager and President   Director/Trustee and/or      N/A
Age 49                     Director2                    of Reich & Tang Asset   Officer of fifteen
                                                        Management, LLC ("RTAM, other portfolios
                                                        LLC"), a registered
                                                        Investment Advisor.
                                                        Associated with RTAM,
                                                        LLC since 1994.
------------------------ -------------- --------------- ----------------------- ----------------------- ---------------
Richard De Sanctis,      Treasurer and       1993       Executive Vice          Officer of fifteen           N/A
Age 46                     Assistant                    President, CFO and      other portfolios
                           Secretary                    Treasurer of RTAM, LLC.
                                                        Associated with RTAM,
                                                        LLC since 1990.
------------------------ -------------- --------------- ----------------------- ----------------------- ---------------
Molly Flewharty,         Vice President      1985       Senior Vice President   Officer of fifteen           N/A
Age 52                                                  of RTAM, LLC.           other portfolios
                                                        Associated with RTAM,
                                                        LLC since 1977.
------------------------ -------------- --------------- ----------------------- ----------------------- ---------------
Rosanne Holtzer,         Secretary and       1998       Senior Vice President   Officer of fifteen           N/A
Age 39                     Assistant                    of RTAM, LLC.           other portfolios
                           Treasurer                    Associated with RTAM,
                                                        LLC since 1986.
------------------------ -------------- --------------- ----------------------- ----------------------- ---------------
Lesley M. Jones,         Vice President      1985       Senior Vice President   Officer of nine other        N/A
Age 55                                                  of RTAM, LLC.           portfolios
                                                        Associated with RTAM,
                                                        LLC since 1973.
------------------------ -------------- --------------- ----------------------- ----------------------- ---------------
Dana E. Messina,         Vice President      1985       Executive Vice          Officer of twelve            N/A
Age 46                                                  President of RTAM, LLC. other portfolios
                                                        Associated with RTAM,
                                                        LLC since 1980.
------------------------ -------------- --------------- ----------------------- ----------------------- ---------------



+ The Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.



CONNECTICUT
DAILY
TAX FREE
INCOME
FUND, INC.





                               Semi-Annual Report
                                  July 31, 2003
                                   (Unaudited)

------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

Connecticut Daily Tax Free Income Fund, Inc.
   600 Fifth Avenue
   New York, New York 10020

Manager
   Reich & Tang Asset Management, LLC
   600 Fifth Avenue
   New York, New York 10020

Custodian
   The Bank of New York
   100 Church Street, 10th Floor
   New York, New York 10286

Transfer Agent &
Dividend Disbursing Agent
   Reich & Tang Services, Inc.
   600 Fifth Avenue
   New York, New York 10020

CT7/03S
--------------------------------------------------------------------------------
Item 2:    Code of Ethics

Not applicable at this time.

Item 3:    Audit Committee Financial Expert

Not applicable at this time.

Item 4:    Principal Accountant Fees and Services

Not applicable at this time.

Item 5:    Audit Committee of Listed Registrants

Not applicable.

Item 6:    Reserved

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8:    Reserved

Item 9:    Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 10:   Exhibits

(a)(1)   Not applicable at this time.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350.
                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)Connecticut Daily Tax Free Income Fund, Inc.

By (Signature and Title)* /s/ Rosanne Holtzer
                              Rosanne Holtzer, Secretary
Date September 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven W. Duff
                              Steven W. Duff, Chief Executive Officer
Date September 29, 2003

By (Signature and Title)* /s/ Richard DeSanctis
                              Richard DeSanctis, Chief Financial Officer
Date September 29, 2003

* Print the name and title of each signing officer under his or her signature.